Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses details [abstract]
Operating expenses	$ 82,117	$ 105,655
Other accrued expenses	5,493	3,057
Total	$ 87,610	$ 108,712